Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Goodwill [Roll Forward]
Opening balance			$ 8,731,689	$ 9,051,410	$ 9,051,410
Prior period acquisition			0		5,109
Impairment	$ 0	$ (364,248)	0	$ (364,248)	(364,248)
Foreign exchange movement			(9,778)		39,418
Closing balance	$ 8,721,911		$ 8,721,911		$ 8,731,689